Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 7,571	$ 176	$ 7,747
CANADA | Tribal Government [Member]
Total		$ 176
UNITED STATES | United States Federal Government [Member]
Total	$ 7,571